UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Hong T. Le

The Growth Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Growth Fund of America® Semi-annual report for the six months ended February 28, 2022

We believe in
discovering long-term
growth opportunities
around the world on
behalf of our investors

The Growth Fund of America seeks to provide you with growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	4.20%	16.59%	15.27%
Class A shares (reflecting 5.75% maximum sales charge)	–1.99	14.98	14.34

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.40% for Class F-2 shares and 0.61% for Class A shares as of the prospectus dated November 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors

Results for The Growth Fund of America for the periods ended February 28, 2022, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/GFFFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

12	Financial statements

16	Notes to financial statements

26	Financial highlights

Results at a glance

Total returns for periods ended February 28, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The Growth Fund of America (Class F-2 shares)[2]	–10.78%	2.08%	16.15%	15.21%	14.02%
The Growth Fund of America (Class A shares)	–10.86	1.89	15.91	14.96	13.77
Standard & Poor’s 500 Composite Index[3]	–2.62	16.39	15.17	14.59	11.40

[1]	Since Capital Research and Management Company (CRMC) began managing the fund on December 1, 1973.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The Growth Fund of America	1

Investment portfolio February 28, 2022	unaudited

Sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Tesla	7.09%
Microsoft	5.94
Alphabet	5.05
Amazon.com	4.73
Netflix	2.88
Meta Platforms	2.73
UnitedHealth Group	2.67
Broadcom	1.88
ASML	1.60
Mastercard	1.27

Common stocks 95.14%	Shares	Value (000)
Information technology 23.76%
Microsoft Corp.	50,308,490	$15,031,674
Broadcom, Inc.	8,091,914	4,753,514
ASML Holding NV1	3,484,560	2,297,032
ASML Holding NV (New York registered) (ADR)	2,622,661	1,748,030
Mastercard, Inc., Class A	8,936,828	3,224,586
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	108,508,000	2,310,357
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	5,855,130	626,557
Applied Materials, Inc.	17,124,749	2,298,141
Apple, Inc.	11,960,455	1,974,910
MongoDB, Inc., Class A2,3	4,772,185	1,822,927
ServiceNow, Inc.[3]	2,918,735	1,692,633
Shopify, Inc., Class A, subordinate voting shares[3]	2,425,470	1,683,907
Micron Technology, Inc.	14,646,660	1,301,502
Advanced Micro Devices, Inc.[3]	9,779,313	1,206,180
Block, Inc., Class A3	9,229,109	1,176,711
Cloudflare, Inc., Class A3	10,014,726	1,165,914
Motorola Solutions, Inc.	4,469,807	985,280
RingCentral, Inc., Class A3	7,370,891	964,407
NVIDIA Corp.	3,692,602	900,441
Bill.com Holdings, Inc.[3]	3,589,050	853,763
Atlassian Corp. PLC, Class A3	2,238,421	684,330
Okta, Inc., Class A3	3,380,912	618,166
Affirm Holdings, Inc., Class A3	13,864,763	580,102
Wolfspeed, Inc.[3]	4,940,282	507,466
MicroStrategy, Inc., Class A3,4	874,232	387,285
Visa, Inc., Class A	1,787,652	386,347
Fiserv, Inc.[3]	3,906,391	381,537
Zscaler, Inc.[3]	1,524,060	364,479
Adobe, Inc.[3]	773,812	361,896
Autodesk, Inc.[3]	1,635,313	360,145
Cognizant Technology Solutions Corp., Class A	4,034,076	347,455
Trimble, Inc.[3]	4,971,995	346,797
Zendesk, Inc.[3]	2,921,813	340,888
Lam Research Corp.	580,399	325,807
Tyler Technologies, Inc.[3]	738,680	316,347
Intuit, Inc.	655,500	310,950
SentinelOne, Inc., Class A3,4	7,289,884	302,530
PayPal Holdings, Inc.[3]	2,653,597	297,017
Snowflake, Inc., Class A3	1,112,001	295,414
Datadog, Inc., Class A3	1,487,032	239,576
Nice, Ltd. (ADR)[3]	1,011,444	228,839
Fidelity National Information Services, Inc.	2,281,641	217,281
Keyence Corp.[1]	452,600	215,178
NortonLifeLock, Inc.	6,442,057	186,691
EPAM Systems, Inc.[3]	811,552	168,600
CrowdStrike Holdings, Inc., Class A3	834,954	162,991
Arista Networks, Inc.[3]	1,251,296	153,572
Accenture PLC, Class A	454,731	143,704

2	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
MKS Instruments, Inc.	952,225	$143,405
TE Connectivity, Ltd.	995,936	141,851
Nuvei Corp., subordinate voting shares[3]	2,487,605	135,047
Elastic NV, non-registered shares[3]	1,430,802	123,979
DocuSign, Inc.[3]	1,039,982	123,165
Concentrix Corp.	591,040	118,143
Smartsheet, Inc., Class A3	2,115,896	112,502
Intel Corp.	2,274,771	108,507
Ciena Corp.[3]	1,469,200	100,523
TELUS International (Cda), Inc., subordinate voting shares[3]	3,868,607	94,974
Ceridian HCM Holding, Inc.[3]	1,302,466	94,963
Paycom Software, Inc.[3]	267,983	90,903
VeriSign, Inc.[3]	418,788	89,503
Alteryx, Inc., Class A3	1,432,058	89,217
Marqeta, Inc., Class A3	7,268,518	85,260
Kulicke and Soffa Industries, Inc.	1,525,495	79,692
Samsung Electronics Co., Ltd.[1]	1,305,500	78,766
GLOBALFOUNDRIES, Inc.[3,4]	1,288,876	78,338
Keysight Technologies, Inc.[3]	479,861	75,516
Genpact, Ltd.	1,725,200	72,182
Qorvo, Inc.[3]	522,442	71,460
QUALCOMM, Inc.	386,285	66,437
GoDaddy, Inc., Class A3	787,924	65,721
Zebra Technologies Corp., Class A3	158,102	65,350
Enphase Energy, Inc.[3]	391,909	65,331
Confluent, Inc., Class A3,4	1,506,883	64,480
Toast, Inc., Class A3,4	3,132,844	64,286
Globant SA3	234,134	64,153
Thoughtworks Holding, Inc.[3]	2,548,837	58,266
NXP Semiconductors NV	300,000	57,036
Stripe, Inc., Class B1,3,5,6	1,123,404	45,296
Amadeus IT Group SA, Class A, non-registered shares[1,3]	527,300	34,954
HashiCorp, Inc., Class A3,4	693,200	34,930
Freshworks, Inc., Class A3,4	1,833,974	33,598
Appfolio, Inc., Class A3	260,338	29,455
Gitlab, Inc., Class A3,4	450,071	26,226
CCC Intelligent Solutions Holdings, Inc.[3]	1,480,590	16,079
Guidewire Software, Inc.[3]	164,593	14,509
Zoom Video Communications, Inc., Class A3	83,000	11,006
Paylocity Holding Corp.[3]	8,999	1,912
		60,176,777

Consumer discretionary 23.46%
Tesla, Inc.[3]	20,623,010	17,950,887
Amazon.com, Inc.[3]	3,902,668	11,986,108
Home Depot, Inc.	5,474,036	1,728,865
MercadoLibre, Inc.[3]	1,464,217	1,649,660
Caesars Entertainment, Inc.[2,3]	19,495,380	1,641,316
Royal Caribbean Cruises, Ltd.[2,3]	19,625,183	1,584,145
General Motors Company[3]	33,615,011	1,570,493
Airbnb, Inc., Class A3	9,687,084	1,467,496
LVMH Moët Hennessy-Louis Vuitton SE1	1,699,698	1,232,853
Chipotle Mexican Grill, Inc.[3]	745,706	1,135,971
NIKE, Inc., Class B	7,619,926	1,040,501
NVR, Inc.[2,3]	191,373	948,912
Hilton Worldwide Holdings, Inc.[3]	6,215,292	925,208
Rivian Automotive, Inc., Class A1,3,4,7	8,667,299	527,007
Rivian Automotive, Inc., Class A3	5,651,808	381,836
Coupang, Inc., Class A3	33,815,914	896,798
D.R. Horton, Inc.	9,352,439	798,698
Flutter Entertainment PLC[1,3]	5,337,270	765,198
Booking Holdings, Inc.[3]	315,352	685,023
Aptiv PLC[3]	5,213,717	674,863
Darden Restaurants, Inc.	4,486,017	651,459
Dollar General Corp.	3,218,552	638,368
Burlington Stores, Inc.[3]	2,531,270	571,789
Mattel, Inc.[2,3]	21,041,666	525,621
Las Vegas Sands Corp.[3]	11,999,361	514,293

The Growth Fund of America	3

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Hermès International[1]	332,011	$454,054
DoorDash, Inc., Class A3	4,001,022	419,907
Evolution AB1	3,675,758	418,164
Moncler SpA[1]	6,379,239	381,743
Wayfair, Inc., Class A3,4	2,342,847	330,037
Xpeng, Inc., Class A (ADR)[3]	8,489,458	308,762
Norwegian Cruise Line Holdings, Ltd.[3]	15,676,019	305,526
Dollar Tree Stores, Inc.[3]	2,014,797	286,262
Starbucks Corp.	2,939,643	269,830
CarMax, Inc.[3]	2,417,971	264,357
YETI Holdings, Inc.[3]	4,066,858	250,356
Polaris, Inc.	1,991,873	242,032
Floor & Decor Holdings, Inc., Class A3	2,513,134	240,306
Vail Resorts, Inc.	872,979	227,455
lululemon athletica, inc.[3]	673,382	215,442
Etsy, Inc.[3]	1,372,014	212,511
Lennar Corp., Class A	2,161,657	194,290
Mercari, Inc.[1,3]	6,087,800	193,631
Peloton Interactive, Inc., Class A3	5,984,000	173,895
eBay, Inc.	2,999,808	163,759
YUM! Brands, Inc.	1,318,641	161,639
Adient PLC[3]	3,440,780	153,975
Kering SA1	199,506	139,981
Helen of Troy, Ltd.[3]	611,620	125,792
Aramark	3,160,431	116,810
Marriott International, Inc., Class A3	651,500	110,846
Cie. Financière Richemont SA, Class A1	694,768	93,241
Carvana Co., Class A3	575,963	86,665
LGI Homes, Inc.[3]	562,094	70,897
Toll Brothers, Inc.	1,304,776	70,797
Domino’s Pizza, Inc.	140,644	60,788
Arrival Group[3,4]	15,549,430	54,267
DraftKings, Inc., Class A3	2,243,964	53,137
On Holding AG, Class A3,4	1,860,610	45,306
TopBuild Corp.[3]	105,457	22,639
		59,412,467

Communication services 13.64%
Alphabet, Inc., Class C3	2,729,858	7,364,665
Alphabet, Inc., Class A3	2,011,337	5,432,903
Netflix, Inc.[3]	18,481,232	7,291,216
Meta Platforms, Inc., Class A3	32,754,236	6,912,126
Charter Communications, Inc., Class A3	3,328,186	2,002,836
Comcast Corp., Class A	32,711,480	1,529,589
ZoomInfo Technologies, Inc., Class A3	12,577,471	687,862
Snap, Inc., Class A, nonvoting shares[3]	14,178,515	566,290
Activision Blizzard, Inc.	5,300,761	432,012
Tencent Holdings, Ltd.[1]	5,712,600	310,474
Sea, Ltd., Class A (ADR)[3]	1,958,600	285,172
T-Mobile US, Inc.[3]	1,995,562	245,873
Frontier Communications Parent, Inc.[3]	7,505,040	206,764
Twitter, Inc.[3]	5,000,000	177,750
Iridium Communications, Inc.[3]	4,450,036	176,177
ROBLOX Corp., Class A3	3,399,502	175,312
Take-Two Interactive Software, Inc.[3]	923,000	149,526
Match Group, Inc.[3]	1,204,110	134,246
SoftBank Group Corp.[1]	2,455,000	110,175
Pinterest, Inc., Class A3	3,671,996	98,226
Epic Games, Inc.[1,3,5,6]	84,249	92,312
Electronic Arts, Inc.	580,215	75,480
Yandex NV, Class A1,3,5	9,341,235	69,000
Playtika Holding Corp.[3]	750,000	15,450
		34,541,436

4	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Health care 12.05%
UnitedHealth Group, Inc.	14,218,691	$6,766,248
Thermo Fisher Scientific, Inc.	5,423,689	2,950,487
Abbott Laboratories	15,294,393	1,844,810
Regeneron Pharmaceuticals, Inc.[3]	2,504,959	1,548,966
Centene Corp.[3]	13,433,062	1,109,840
Vertex Pharmaceuticals, Inc.[3]	4,702,427	1,081,652
CVS Health Corp.	8,248,995	855,008
NovoCure, Ltd.[2,3]	9,436,361	772,461
Zoetis, Inc., Class A	3,942,123	763,392
Humana, Inc.	1,703,064	739,675
Stryker Corp.	2,784,544	733,310
Eli Lilly and Company	2,822,748	705,546
Edwards Lifesciences Corp.[3]	6,007,031	675,010
Insulet Corp.[3]	2,420,696	640,734
Intuitive Surgical, Inc.[3]	2,168,309	629,525
Seagen, Inc.[3]	4,770,825	614,816
Biohaven Pharmaceutical Holding Co., Ltd.[2,3]	4,278,537	507,905
PerkinElmer, Inc.	2,790,741	501,245
ResMed, Inc.	1,792,708	442,351
Molina Healthcare, Inc.[3]	1,441,201	442,261
DexCom, Inc.[3]	1,056,879	437,453
Danaher Corp.	1,552,079	425,906
Teva Pharmaceutical Industries, Ltd. (ADR)[3]	51,152,146	415,867
Novo Nordisk A/S, Class B1	3,334,720	343,383
Catalent, Inc.[3]	3,354,624	342,306
QIAGEN NV3	5,740,608	285,251
Alnylam Pharmaceuticals, Inc.[3]	1,766,835	278,895
Horizon Therapeutics PLC[3]	2,773,816	252,889
Guardant Health, Inc.[3]	3,564,552	236,223
Cigna Corp.	949,845	225,854
Mettler-Toledo International, Inc.[3]	151,928	214,027
Gilead Sciences, Inc.	3,167,199	191,299
BioMarin Pharmaceutical, Inc.[3]	2,433,142	190,077
Exact Sciences Corp.[3]	2,255,619	176,074
Moderna, Inc.[3]	1,121,999	172,339
Penumbra, Inc.[3]	734,347	162,834
Twist Bioscience Corp.[3]	2,797,000	156,464
Syneos Health, Inc., Class A3	1,641,443	130,002
BeiGene, Ltd. (ADR)[3]	473,337	99,647
BeiGene, Ltd., Class H1,3	1,871,500	30,315
Zimmer Biomet Holdings, Inc.	1,000,000	127,190
Oak Street Health, Inc.[3]	6,644,814	116,351
Ultragenyx Pharmaceutical, Inc.[3]	1,707,624	114,957
Align Technology, Inc.[3]	215,000	109,964
R1 RCM, Inc.[3]	4,001,025	108,788
Inari Medical, Inc.[3]	1,205,423	106,053
Verily Life Sciences LLC[1,3,5,6]	673,374	100,784
Daiichi Sankyo Company, Ltd.[1]	3,762,800	91,766
Anthem, Inc.	188,220	85,047
Chemed Corp.	172,223	82,373
AstraZeneca PLC[1]	634,294	76,933
AbbVie, Inc.	516,686	76,351
Pacific Biosciences of California, Inc.[3]	3,850,690	45,900
Fate Therapeutics, Inc.[3]	1,194,000	41,253
Vir Biotechnology, Inc.[3]	1,032,788	26,016
Acerta Pharma BV1,3,5,6	273,779,325	24,887
CRISPR Therapeutics AG3	334,677	20,539
Global Blood Therapeutics, Inc.[3]	548,278	16,558
AbCellera Biologics, Inc.[3,4]	1,885,112	16,419
Applied Molecular Transport, Inc.[3,4]	1,454,107	9,553
Adaptive Biotechnologies Corp.[3]	539,605	7,786
Cortexyme, Inc.[3,4]	1,398,710	6,084
Allogene Therapeutics, Inc.[3]	582,615	5,331
Sana Biotechnology, Inc.[3]	588,626	3,803
		30,513,033

The Growth Fund of America	5

Common stocks (continued)	Shares	Value (000)
Industrials 7.19%
Carrier Global Corp.[2]	51,002,966	$2,289,013
General Electric Co.	17,365,860	1,658,613
TransDigm Group, Inc.[3]	2,362,638	1,574,911
CSX Corp.	44,832,939	1,520,285
Old Dominion Freight Line, Inc.	3,687,190	1,157,888
Caterpillar, Inc.	6,060,668	1,136,860
Airbus SE, non-registered shares[1,3]	7,168,649	904,277
Ryanair Holdings PLC (ADR)[3]	4,731,019	471,730
Ryanair Holdings PLC[1,3]	1,692,338	28,876
Robert Half International, Inc.	4,140,700	498,085
HEICO Corp.	2,972,824	438,521
HEICO Corp., Class A	304,964	37,486
Jacobs Engineering Group, Inc.	3,846,506	473,120
United Rentals, Inc.[3]	1,413,990	454,767
Raytheon Technologies Corp.	3,984,485	409,207
Safran SA1	2,984,930	375,894
Delta Air Lines, Inc.[3]	8,848,133	353,217
Dun & Bradstreet Holdings, Inc.[3]	15,848,011	294,139
Rolls-Royce Holdings PLC[1,3]	179,019,367	244,719
RELX PLC (ADR)	7,376,831	225,215
Chart Industries, Inc.[3]	1,528,402	220,701
Rockwell Automation	826,896	220,434
Uber Technologies, Inc.[3]	5,906,402	212,808
Harmonic Drive Systems, Inc.[1,8]	5,143,552	209,241
L3Harris Technologies, Inc.	718,581	181,305
Union Pacific Corp.	704,955	173,384
TuSimple Holdings, Inc., Class A3,4	9,748,608	169,821
Boeing Company[3]	813,070	166,956
Honeywell International, Inc.	864,498	164,038
ABB, Ltd.[1]	4,705,230	158,554
ASSA ABLOY AB, Class B1	6,000,000	158,447
Otis Worldwide Corp.	1,977,580	154,904
United Airlines Holdings, Inc.[3]	3,463,365	153,773
Axon Enterprise, Inc.[3]	1,050,000	147,262
Armstrong World Industries, Inc.	1,558,203	137,745
Equifax, Inc.	587,270	128,225
AMETEK, Inc.	931,574	120,909
Waste Connections, Inc.	911,965	112,619
Canadian Pacific Railway, Ltd.[3]	1,444,800	101,541
Simpson Manufacturing Co., Inc.	756,670	89,673
Cummins, Inc.	398,748	81,392
Copart, Inc.[3]	497,669	61,154
Generac Holdings, Inc.[3]	187,328	59,096
Saia, Inc.[3]	191,602	55,034
Regal Rexnord Corp.	315,000	50,510
Northrop Grumman Corp.	112,568	49,771
Kratos Defense & Security Solutions, Inc.[3]	2,008,332	42,014
ManpowerGroup, Inc.	357,376	37,982
Kornit Digital, Ltd.[3]	322,183	30,553
Archer Aviation, Inc., Class A3	4,891,617	15,409
		18,212,078

Financials 6.95%
JPMorgan Chase & Co.	13,497,185	1,913,901
First Republic Bank	6,585,486	1,141,001
Wells Fargo & Company	17,891,058	954,846
S&P Global, Inc.	2,465,867	926,426
Bank of America Corp.	17,670,099	781,018
KKR & Co., Inc.	12,724,499	764,997
SVB Financial Group[3]	1,235,740	748,858
CME Group, Inc., Class A	2,777,984	657,077
Morgan Stanley	6,728,122	610,510
Intercontinental Exchange, Inc.	4,212,142	539,660
Charles Schwab Corp.	6,184,402	522,335
Signature Bank	1,313,085	452,870
Marsh & McLennan Companies, Inc.	2,881,798	447,860
Apollo Asset Management, Inc.	6,721,590	438,651
Berkshire Hathaway, Inc., Class B3	1,316,205	423,094

6	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Financials (continued)
PNC Financial Services Group, Inc.	1,923,245	$383,207
MSCI, Inc.	731,924	367,199
HDFC Bank, Ltd. (ADR)	3,195,259	198,649
HDFC Bank, Ltd.[1]	8,630,879	164,051
BlackRock, Inc.	475,179	353,481
Progressive Corp.	3,253,958	344,692
American International Group, Inc.	5,448,010	333,636
Tradeweb Markets, Inc., Class A	3,941,281	332,959
Carlyle Group, Inc.	6,758,771	316,784
East West Bancorp, Inc.	3,570,862	312,665
Arch Capital Group, Ltd.[3]	6,263,360	295,067
Capital One Financial Corp.	1,909,662	292,694
Chubb, Ltd.	1,288,411	262,372
Western Alliance Bancorporation	2,356,814	220,928
Essent Group, Ltd.	4,954,006	218,868
AIA Group, Ltd.[1]	19,583,688	203,625
Coinbase Global, Inc., Class A3	979,037	186,771
Blackstone, Inc., nonvoting shares	1,314,464	167,555
Blue Owl Capital, Inc., Class A4	12,750,000	159,375
Goldman Sachs Group, Inc.	429,439	146,563
Moody’s Corp.	438,341	141,159
Ares Management Corp., Class A	1,611,803	130,701
BOK Financial Corp.	1,258,241	129,221
Ryan Specialty Group Holdings, Inc., Class A3	2,506,440	100,408
Nu Holdings, Ltd., Class A3,4	12,764,705	97,650
Focus Financial Partners, Inc., Class A3	1,625,000	81,315
Discover Financial Services	601,514	74,251
Everest Re Group, Ltd.	239,557	71,441
Goosehead Insurance, Inc., Class A4	510,905	44,438
Federal Home Loan Mortgage Corp.[3]	48,301,014	40,085
Trupanion, Inc.[3]	391,034	35,048
Fannie Mae[3]	37,644,295	30,906
Fifth Third Bancorp	461,858	22,095
Bright Health Group, Inc.[3,4]	4,724,173	15,684
		17,598,647

Energy 3.34%
Cenovus Energy, Inc.[2]	110,097,627	1,731,160
EOG Resources, Inc.	11,079,049	1,273,204
Canadian Natural Resources, Ltd. (CAD denominated)	19,395,923	1,083,570
Pioneer Natural Resources Company	4,446,450	1,065,370
Halliburton Company	25,265,824	847,163
ConocoPhillips	6,042,344	573,177
Baker Hughes Co., Class A	13,273,342	389,971
Chevron Corp.	2,570,600	370,166
Diamondback Energy, Inc.	1,943,904	268,453
Cheniere Energy, Inc.[3]	1,600,000	212,640
Coterra Energy, Inc.	8,111,178	189,234
Chesapeake Energy Corp.[4]	2,292,194	177,072
Weatherford International[2,3]	4,557,509	129,433
Suncor Energy, Inc.[4]	3,108,986	95,073
ONEOK, Inc.	682,754	44,584
Equitrans Midstream Corp.	1,090,194	6,988
		8,457,258

Consumer staples 2.09%
Costco Wholesale Corp.	2,099,137	1,089,977
Philip Morris International, Inc.	10,034,326	1,014,169
Constellation Brands, Inc., Class A	2,712,195	584,803
Altria Group, Inc.	8,683,808	445,393
British American Tobacco PLC[1]	9,575,334	419,957
Archer Daniels Midland Company	4,366,126	342,523
Heineken NV1	3,183,565	322,314
Estée Lauder Companies, Inc., Class A	788,403	233,627
Kerry Group PLC, Class A1	1,673,456	198,894
Reckitt Benckiser Group PLC[1]	2,179,011	184,515
Monster Beverage Corp.[3]	2,148,757	181,355
Molson Coors Beverage Company, Class B, restricted voting shares	2,305,060	120,278

The Growth Fund of America	7

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Grocery Outlet Holding Corp.[3]	2,345,702	$65,234
Fever-Tree Drinks PLC[1]	2,407,846	60,259
JUUL Labs, Inc., Class A1,3,5,6	433,213	22,700
Kroger Co.	478,816	22,409
		5,308,407

Materials 1.93%
Freeport-McMoRan, Inc.	25,561,629	1,200,118
Vale SA, ordinary nominative shares (ADR)	45,116,959	834,213
Vale SA, ordinary nominative shares	9,766,565	174,944
Linde PLC	2,745,288	805,028
Sherwin-Williams Company	2,645,338	696,068
Shin-Etsu Chemical Co., Ltd.[1]	3,190,600	493,209
Barrick Gold Corp.	11,870,664	267,921
Allegheny Technologies, Inc.[3]	5,974,249	153,777
Summit Materials, Inc., Class A3	3,775,193	117,862
Ball Corp.	929,794	83,440
PPG Industries, Inc.	210,397	28,077
Packaging Corporation of America	173,571	25,548
		4,880,205

Utilities 0.48%
PG&E Corp.[3]	87,273,377	992,298
NextEra Energy, Inc.	1,616,760	126,544
AES Corp.	3,431,832	72,858
Ørsted AS1	141,572	18,144
		1,209,844

Real estate 0.25%
Equinix, Inc. REIT	273,161	193,871
American Tower Corp. REIT	823,341	186,791
UDR, Inc. REIT	2,867,817	157,357
SBA Communications Corp. REIT	319,646	96,977
		634,996

Total common stocks (cost: $117,662,432,000)		240,945,148

Preferred securities 0.36%
Financials 0.14%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[3,4]	62,266,695	165,007
Fannie Mae, Series T, 8.25% noncumulative preferred shares[3]	6,954,484	15,647
Fannie Mae, Series O, 7.00% noncumulative preferred shares[3]	1,739,366	7,166
Fannie Mae, Series R, 7.625% noncumulative preferred shares[3]	837,675	1,801
Fannie Mae, Series P, 4.50% noncumulative preferred shares[3]	190,000	369
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[3,4]	71,493,658	170,870
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares[3]	239,000	528
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[3]	212,500	393
		361,781

Consumer discretionary 0.12%
GM Cruise Holdings LLC, Series F, preferred shares[1,3,5,6]	5,205,500	176,571
Waymo LLC, Series A-2, 8.00% noncumulative preferred shares[1,3,5,6]	1,164,589	106,818
Waymo LLC, Series B-2, preferred shares[1,3,5,6]	163,537	15,000
		298,389

Information technology 0.09%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,366,500	75,263
Chime Financial, Inc., Series G, preferred shares[1,3,5,6]	1,433,730	70,640
Tipalti Solutions, Ltd., Series F, preferred shares[1,3,5,6]	3,800,381	42,260
PsiQuantum, Corp., Series D, preferred shares[1,3,5,6]	613,889	16,100
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,5,6]	376,444	15,178
		219,441

Industrials 0.01%
ABL Space Systems Co., Series B2, preferred shares[1,3,5,6]	576,000	33,293

Total preferred securities (cost: $1,331,914,000)		912,904

8	The Growth Fund of America

Rights & warrants 0.01%	Shares	Value (000)
Energy 0.01%
Cenovus Energy, Inc., warrants, expire 2026[2,3]	1,057,325	$11,178

Total rights & warrants (cost: $3,563,000)		11,178

Convertible bonds & notes 0.01%	Principal amount (000)
Consumer discretionary 0.01%
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023[2]	$15,707	20,204
		20,204

Industrials 0.00%
Einride AB, convertible notes, 7.00% 2023[1,5,6]	8,500	8,500
		8,500

Total convertible bonds & notes (cost: $24,027,000)		28,704

Short-term securities 5.08%	Shares
Money market investments 4.80%
Capital Group Central Cash Fund 0.15%[2,9]	121,444,289	12,144,429

Money market investments purchased with collateral from securities on loan 0.28%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[9,10]	359,700,251	359,700
Capital Group Central Cash Fund 0.15%[2,9,10]	2,392,709	239,271
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[9,10]	119,635,482	119,636
		718,607

Total short-term securities (cost: $12,862,789,000)		12,863,036
Total investment securities 100.60% (cost: $131,884,725,000)		254,760,970
Other assets less liabilities (0.60)%		(1,515,371)

Net assets 100.00%		$253,245,599

Investments in affiliates2

	Value of affiliates at 9/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 2/28/2022 (000)	Dividend or interest income (000)
Common stocks 4.72%
Information technology 0.72%
MongoDB, Inc., Class A3	$1,944,651	$2,476	$92,271	$46,953	$(78,882)	$1,822,927	$—
Consumer discretionary 1.86%
Caesars Entertainment, Inc.[3]	1,672,612	246,899	96	52	(278,151)	1,641,316	—
Royal Caribbean Cruises, Ltd.[3]	1,926,185	—	277,634	(27,698)	(36,708)	1,584,145	—
NVR, Inc.[3]	939,843	107,759	50,025	(5,655)	(43,010)	948,912	—
Mattel, Inc.[3]	417,243	29,581	28	15	78,810	525,621	—
Burlington Stores, Inc.[3,11]	1,109,393	—	311,915	64,230	(289,919)	—	—
						4,699,994
Communication services 0.00%
Netflix, Inc.[3,11]	13,792,670	149,899	3,204,881	1,013,239	(4,459,711)	—	—
Health care 0.51%
NovoCure, Ltd.[3]	1,266,535	—	49	24	(494,049)	772,461	—
Biohaven Pharmaceutical Holding Co., Ltd.[3]	759,587	42,471	224,747	92,261	(161,667)	507,905	—
Insulet Corp.[3,11]	1,041,405	44,913	282,528	(15,995)	(147,061)	—	—

The Growth Fund of America	9

Investments in affiliates2 (continued)

	Value of affiliates at 9/1/2021 (000)	Additions (000)		Reductions (000)		Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 2/28/2022 (000)	Dividend or interest income (000)
Allakos, Inc.[3,8]	$316,956	$—		$54,875		$(125,322)	$(136,759)	$—	$—
Allogene Therapeutics, Inc.[3,11]	173,924	—		90,917		(105,562)	27,886	—	—
Guardant Health, Inc.[3,11]	266,200	530,620		285,196		(142,052)	(133,349)	—	—
Cortexyme, Inc.[3,4,11]	233,632	14,610		10,428		(59,510)	(172,220)	—	—
Twist Bioscience Corp.[3,11]	285,727	15,031		13		3	(144,284)	—	—
Oak Street Health, Inc.[3,11]	526,713	90,916		133,878		(238,693)	(128,707)	—	—
								1,280,366
Industrials 0.90%
Carrier Global Corp.	2,689,777	224,642		2,117		128	(623,417)	2,289,013	13,304
Harmonic Drive Systems, Inc.[1,8]	284,744	—		12		4	(75,495)	—	461
Dun & Bradstreet Holdings, Inc.[3,11]	432,904	—		142,826		(38,459)	42,520	—	—
								2,289,013
Energy 0.73%
Cenovus Energy, Inc.	1,077,536	—		279,193		151,276	781,541	1,731,160	5,340
Weatherford International[3]	68,075	4,950		8		2	56,414	129,433	—
								1,860,593
Consumer staples 0.00%
Herbalife Nutrition, Ltd.[3,8]	466,788	—		389,931		16,976	(93,833)	—	—
Total common stocks								11,952,893
Rights & warrants 0.00%
Energy 0.00%
Cenovus Energy, Inc., warrants, expire 2026[3]	4,836	—		—	[12]	— [12]	6,342	11,178	—
Convertible bonds & notes 0.01%
Consumer discretionary 0.01%
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023	21,225	—		—	[12]	— [12]	(1,021)	20,204	397
Short-term securities 4.89%
Money market investments 4.80%
Capital Group Central Cash Fund 0.15%[9]	8,094,078	16,134,383		12,083,236		(435)	(361)	12,144,429	4,225

Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 0.15%[9,10]	101,118	138,153	[13]					239,271	—	[14]
Total short-term securities								12,383,700
Total 9.62%						$625,782	$(6,505,091)	$24,367,975	$23,727

10	The Growth Fund of America

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $15,164,784,000, which represented 5.99% of the net assets of the fund. This amount includes $13,798,437,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Security did not produce income during the last 12 months.
[4]	All or a portion of this security was on loan. The total value of all such securities was $780,524,000, which represented .31% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $527,007,000, which represented .21% of the net assets of the fund.
[8]	Affiliated issuer during the reporting period but no longer held at 2/28/2022.
[9]	Rate represents the seven-day yield at 2/28/2022.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Affiliated issuer during the reporting period but no longer an affiliate at 2/28/2022. Refer to the investment portfolio for the security value at 2/28/2022.
[12]	Amount less than one thousand.
[13]	Represents net activity. Refer to Note 5 for more information on securities lending.
[14]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
GM Cruise Holdings LLC, Series F, preferred shares	5/7/2020	$95,000	$176,571	.07%
Waymo LLC, Series A-2, 8.00% noncumulative preferred shares	5/1/2020	100,000	106,818	.04
Waymo LLC, Series B-2, preferred shares	6/11/2021	15,000	15,000	.00
Verily Life Sciences LLC	12/21/2018	83,000	100,784	.04
Epic Games, Inc.	3/29/2021	74,560	92,312	.04
Chime Financial, Inc., Series G, preferred shares	8/24/2021	99,027	70,640	.03
Stripe, Inc., Class B	5/6/2021	45,080	45,296	.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	15,105	15,178	.00
Tipalti Solutions, Ltd., Series F, preferred shares	12/1/2021	65,064	42,261	.02
ABL Space Systems Co., Series B2, preferred shares	10/22/2021	39,166	33,293	.01
Acerta Pharma BV	5/7/2015	10,221	24,887	.01
JUUL Labs, Inc., Class A	4/8/2019	120,000	22,700	.01
PsiQuantum, Corp., Series D, preferred shares	5/28/2021	16,100	16,100	.01
Einride AB, convertible notes, 7.00% 2023	1/7/2022	8,500	8,500	.00
Total private placement securities		$785,823	$770,340	.30%

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

The Growth Fund of America	11

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2022	(dollars in thousands)

Assets:
Investment securities, at value (includes $780,524 of investment securities on loan):
Unaffiliated issuers (cost: $111,689,203)	$230,392,995
Affiliated issuers (cost: $20,195,522)	24,367,975	$254,760,970
Cash		4,007
Cash denominated in currencies other than U.S. dollars (cost: $1)		1
Cash collateral received for securities on loan		79,845
Receivables for:
Sales of investments	483,566
Sales of fund’s shares	226,357
Dividends and interest	123,990
Securities lending income	20
Other	1	833,934
		255,678,757

Liabilities:
Collateral for securities on loan		798,452
Payables for:
Purchases of investments	1,322,023
Repurchases of fund’s shares	199,036
Investment advisory services	50,660
Services provided by related parties	48,755
Trustees’ deferred compensation	6,669
Other	7,563	1,634,706
Net assets at February 28, 2022		$253,245,599

Net assets consist of:
Capital paid in on shares of beneficial interest		$118,921,653
Total distributable earnings		134,323,946
Net assets at February 28, 2022		$253,245,599

See notes to financial statements.

12	The Growth Fund of America

Financial statements (continued)

Statement of assets and liabilities
at February 28, 2022 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (3,950,685 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$125,045,001	1,940,595		$64.44
Class C	4,074,923	71,227		57.21
Class T	14	—	*	64.39
Class F-1	6,531,863	102,189		63.92
Class F-2	33,047,522	514,375		64.25
Class F-3	10,367,540	160,818		64.47
Class 529-A	12,665,866	199,406		63.52
Class 529-C	443,099	7,725		57.36
Class 529-E	376,754	6,024		62.54
Class 529-T	21	—	*	64.38
Class 529-F-1	12	—	*	63.33
Class 529-F-2	878,398	13,649		64.36
Class 529-F-3	29	—	*	64.29
Class R-1	329,199	5,641		58.36
Class R-2	2,202,446	37,224		59.17
Class R-2E	229,026	3,669		62.43
Class R-3	5,100,116	81,375		62.67
Class R-4	6,535,765	102,581		63.71
Class R-5E	1,160,938	18,220		63.72
Class R-5	1,832,241	28,439		64.43
Class R-6	42,424,826	657,528		64.52

*	Amount less than one thousand.

See notes to financial statements.

The Growth Fund of America	13

Financial statements (continued)

Statement of operations	unaudited
for the six months ended February 28, 2022	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $12,438; also includes $23,330 from affiliates)	$887,441
Securities lending income (net of fees)	1,977
Interest (includes $397 from affiliates)	547	$889,965
Fees and expenses*:
Investment advisory services	358,539
Distribution services	261,918
Transfer agent services	85,988
Administrative services	42,166
529 plan services	4,610
Reports to shareholders	2,268
Registration statement and prospectus	1,021
Trustees’ compensation	242
Auditing and legal	102
Custodian	2,033
Other	139
Total fees and expenses before waiver	759,026
Less waiver of fees and expenses:
Investment advisory services waiver	426
Total fees and expenses after waiver		758,600
Net investment income		131,365

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	13,701,949
Affiliated issuers	625,782
In-kind redemptions	12,551
Currency transactions	(4,917)	14,335,365
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $3,839):
Unaffiliated issuers	(38,770,160)
Affiliated issuers	(6,505,091)
Currency translations	47	(45,275,204)
Net realized gain and unrealized depreciation		(30,939,839)

Net decrease in net assets resulting from operations		$(30,808,474)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements. See notes to financial statements.

14	The Growth Fund of America

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 28, 2022*	Year ended August 31, 2021
Operations:
Net investment income	$131,365	$321,192
Net realized gain	14,335,365	26,149,154
Net unrealized (depreciation) appreciation	(45,275,204)	40,957,744
Net (decrease) increase in net assets resulting from operations	(30,808,474)	67,428,090

Distributions paid to shareholders	(22,497,401)	(10,832,505)

Net capital share transactions	16,629,250	(2,115,283)

Total (decrease) increase in net assets	(36,676,625)	54,480,302

Net assets:
Beginning of period	289,922,224	235,441,922
End of period	$253,245,599	$289,922,224

*	Unaudited.

See notes to financial statements.

The Growth Fund of America	15

Notes to financial statements	unaudited

1. Organization

The Growth Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide growth of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

16	The Growth Fund of America

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

The Growth Fund of America	17

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$55,195,194	$4,936,287	$45,296	$60,176,777
Consumer discretionary	55,206,595	4,205,872	—	59,412,467
Communication services	33,959,475	420,649	161,312	34,541,436
Health care	29,844,965	542,397	125,671	30,513,033
Industrials	16,132,070	2,080,008	—	18,212,078
Financials	17,230,971	367,676	—	17,598,647
Energy	8,457,258	—	—	8,457,258
Consumer staples	4,099,768	1,185,939	22,700	5,308,407
Materials	4,386,996	493,209	—	4,880,205
Utilities	1,191,700	18,144	—	1,209,844
Real estate	634,996	—	—	634,996
Preferred securities	361,781	75,263	475,860	912,904
Rights & warrants	11,178	—	—	11,178
Convertible bonds & notes	—	20,204	8,500	28,704
Short-term securities	12,863,036	—	—	12,863,036
Total	$239,575,983	$14,345,648	$839,339	$254,760,970

18	The Growth Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The Growth Fund of America	19

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of February 28, 2022, the total value of securities on loan was $780,524,000, and the total value of collateral received was $799,518,000. Collateral received includes cash of $798,452,000 and U.S. government securities of $1,066,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S. and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$393,722
Undistributed long-term capital gains	19,275,322

20	The Growth Fund of America

As of February 28, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$130,279,925
Gross unrealized depreciation on investments	(7,770,717)
Net unrealized appreciation on investments	122,509,208
Cost of investments	132,251,762

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 28, 2022				Year ended August 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$117,355		$10,926,184	$11,043,539	$304,861		$4,904,093		$5,208,954
Class C	—		402,115	402,115	—		192,825		192,825
Class T	—	*	1	1	—	*	1		1
Class F-1	—		584,333	584,333	16,567		345,610		362,177
Class F-2	104,867		2,871,495	2,976,362	137,236		1,255,271		1,392,507
Class F-3	44,237		893,053	937,290	46,777		359,773		406,550
Class 529-A	7,133		1,116,228	1,123,361	28,863		508,035		536,898
Class 529-C	—		44,512	44,512	—		24,057		24,057
Class 529-E	—		34,628	34,628	95		16,165		16,260
Class 529-T	—	*	2	2	—	*	1		1
Class 529-F-1	—	*	1	1	—	*	—	*	—	*
Class 529-F-2†	2,550		73,501	76,051	2,999		28,706		31,705
Class 529-F-3†	—	*	3	3	—	*	1		1
Class R-1	—		32,247	32,247	—		16,878		16,878
Class R-2	—		213,901	213,901	—		104,061		104,061
Class R-2E	—		20,959	20,959	—		10,945		10,945
Class R-3	—		470,733	470,733	—		242,632		242,632
Class R-4	1,862		585,697	587,559	16,117		301,902		318,019
Class R-5E	3,590		105,116	108,706	3,890		39,407		43,297
Class R-5	6,838		164,562	171,400	13,117		109,944		123,061
Class R-6	172,698		3,497,000	3,669,698	207,814		1,593,862		1,801,676
Total	$461,130		$22,036,271	$22,497,401	$778,336		$10,054,169		$10,832,505

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.233% on such assets in excess of $210 billion. On September 14, 2021, the fund’s board of trustees approved an amended investment advisory and service agreement effective December 1, 2021, decreasing the annual rates to 0.231% and 0.229% on daily net assets in excess of $233 billion and $269 billion, respectively. CRMC waived investment advisory services fees of $426,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $358,539,000 were reduced to $358,113,000, both of which were equivalent to an annualized rate of 0.255% of average daily net assets.

The Growth Fund of America	21

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2022, the 529 plan services fees were $4,610,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

22	The Growth Fund of America

For the six months ended February 28, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$173,680	$41,372		$20,943		Not applicable
Class C	23,131	1,360		695		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	9,268	4,335		1,112		Not applicable
Class F-2	Not applicable	19,330		5,480		Not applicable
Class F-3	Not applicable	67		1,708		Not applicable
Class 529-A	15,972	3,807		2,112		$4,066
Class 529-C	2,590	142		78		150
Class 529-E	1,068	68		64		124
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	241		141		270
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	1,885	180		57		Not applicable
Class R-2	9,491	4,535		380		Not applicable
Class R-2E	814	286		41		Not applicable
Class R-3	14,696	4,549		883		Not applicable
Class R-4	9,323	3,881		1,120		Not applicable
Class R-5E	Not applicable	1,024		197		Not applicable
Class R-5	Not applicable	543		319		Not applicable
Class R-6	Not applicable	268		6,836		Not applicable
Total class-specific expenses	$261,918	$85,988		$42,166		$4,610

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $242,000 in the fund’s statement of operations reflects $523,000 in current fees (either paid in cash or deferred) and a net decrease of $281,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,090,630,000 and $1,097,558,000, respectively, which generated $170,351,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2022.

The Growth Fund of America	23

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]				Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2022

Class A	$4,453,802		60,014		$10,873,530	151,674		$(7,951,931)	(107,573)	$7,375,401	104,115
Class C	321,010		4,823		400,404	6,281		(576,120)	(8,701)	145,294	2,403
Class T	—		—		—	—		—	—	—	—
Class F-1	157,388		2,127		577,142	8,115		(558,723)	(7,642)	175,807	2,600
Class F-2	3,229,722		43,732		2,887,906	40,419		(3,564,918)	(48,268)	2,552,710	35,883
Class F-3	1,199,914		16,085		917,116	12,795		(1,112,950)	(15,119)	1,004,080	13,761
Class 529-A	646,645		8,805		1,123,148	15,893		(912,516)	(12,453)	857,277	12,245
Class 529-C	45,019		672		44,503	696		(106,137)	(1,578)	(16,615)	(210)
Class 529-E	19,405		270		34,622	497		(43,023)	(604)	11,004	163
Class 529-T	—		—		2	—	[2]	—	—	2	— [2]
Class 529-F-1	—		—		1	—	[2]	—	—	1	— [2]
Class 529-F-2	120,142		1,618		76,050	1,063		(68,610)	(920)	127,582	1,761
Class 529-F-3	—	[2]	—	[2]	3	—	[2]	—	—	3	— [2]
Class R-1	19,559		298		32,161	494		(50,283)	(750)	1,437	42
Class R-2	214,121		3,155		213,766	3,242		(403,663)	(5,917)	24,224	480
Class R-2E	26,584		372		20,959	301		(60,377)	(817)	(12,834)	(144)
Class R-3	353,707		4,916		469,217	6,724		(848,233)	(11,741)	(25,309)	(101)
Class R-4	431,272		5,867		587,217	8,283		(965,877)	(13,114)	52,612	1,036
Class R-5E	154,705		2,129		108,703	1,534		(194,407)	(2,653)	69,001	1,010
Class R-5	97,039		1,310		170,439	2,379		(357,800)	(4,833)	(90,322)	(1,144)
Class R-6	4,032,117		56,115		3,656,418	50,968		(3,310,640)	(43,996)	4,377,895	63,087
Total net increase (decrease)	$15,522,151		212,308		$22,193,307	311,358		$(21,086,208)	(286,679)	$16,629,250	236,987

See end of table for footnotes.

24	The Growth Fund of America

	Sales[1]			Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2021

Class A	$10,931,972	157,620		$5,138,087	76,517		$(14,527,129)	(211,223)	$1,542,930	22,914
Class C	729,156	11,719		191,952	3,163		(1,153,841)	(18,510)	(232,733)	(3,628)
Class T	—	—		—	—		—	—	—	—
Class F-1	350,882	5,124		352,860	5,295		(2,912,604)	(41,558)	(2,208,862)	(31,139)
Class F-2	6,830,576	99,492		1,349,189	20,155		(6,620,287)	(95,926)	1,559,478	23,721
Class F-3	2,725,827	39,370		396,528	5,907		(1,834,872)	(26,538)	1,287,483	18,739
Class 529-A	1,253,180	18,385		536,742	8,099		(1,841,086)	(26,793)	(51,164)	(309)
Class 529-C	98,004	1,570		24,051	395		(218,725)	(3,491)	(96,670)	(1,526)
Class 529-E	37,758	561		16,253	248		(67,174)	(992)	(13,163)	(183)
Class 529-T	—	—		1	—	[2]	—	—	1	— [2]
Class 529-F-1	30,383	501		1	—	[2]	(631,766)	(10,818)	(601,382)	(10,317)
Class 529-F-2[3]	789,112	12,840		31,702	473		(101,080)	(1,425)	719,734	11,888
Class 529-F-3[3]	25	—	[2]	1	—	[2]	—	—	26	— [2]
Class R-1	38,083	601		16,839	272		(121,311)	(1,925)	(66,389)	(1,052)
Class R-2	447,511	6,974		103,990	1,661		(730,181)	(11,456)	(178,680)	(2,821)
Class R-2E	57,547	863		10,945	167		(87,538)	(1,299)	(19,046)	(269)
Class R-3	801,605	11,943		241,925	3,684		(1,876,463)	(27,989)	(832,933)	(12,362)
Class R-4	812,301	11,977		317,854	4,784		(2,276,190)	(33,609)	(1,146,035)	(16,848)
Class R-5E	713,621	10,238		43,297	651		(633,621)	(9,482)	123,297	1,407
Class R-5	354,275	5,178		122,054	1,820		(1,407,454)	(20,367)	(931,125)	(13,369)
Class R- 6	7,105,757	102,071		1,794,629	26,714		(9,870,436)	(143,501)	(970,050)	(14,716)
Total net increase (decrease)	$34,107,575	497,027		$10,688,900	160,005		$(46,911,758)	(686,902)	$(2,115,283)	(29,870)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $42,018,577,000 and $50,867,594,000, respectively, during the six months ended February 28, 2022.

The Growth Fund of America	25

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
2/28/2022[5,6]	$78.42	$.01	$(7.92)	$(7.91)	$(.06)	$(6.01)	$(6.07)	$64.44	(10.86)%[7]	$125,045		.60%[8]		.60%[8]		.04%[8]
8/31/2021	63.18	.05	18.10	18.15	(.17)	(2.74)	(2.91)	78.42	29.49	144,012		.61		.61		.07
8/31/2020	49.39	.22	17.23	17.45	(.38)	(3.28)	(3.66)	63.18	37.07	114,585		.64		.64		.42
8/31/2019	56.31	.30	(2.09)	(1.79)	(.31)	(4.82)	(5.13)	49.39	(1.31)	87,316		.63		.63		.61
8/31/2018	48.81	.28	10.70	10.98	(.25)	(3.23)	(3.48)	56.31	23.49	93,649		.62		.62		.53
8/31/2017	43.47	.29	7.83	8.12	(.25)	(2.53)	(2.78)	48.81	19.60	81,221		.64		.64		.64
Class C:
2/28/2022[5,6]	70.50	(.24)	(7.04)	(7.28)	—	(6.01)	(6.01)	57.21	(11.20)[7]	4,075		1.35	[8]	1.35	[8]	(.71)[8]
8/31/2021	57.32	(.42)	16.34	15.92	—	(2.74)	(2.74)	70.50	28.54	4,852		1.35		1.35		(.68)
8/31/2020	45.09	(.14)	15.65	15.51	— [9]	(3.28)	(3.28)	57.32	36.07	4,153		1.38		1.38		(.30)
8/31/2019	51.96	(.08)	(1.97)	(2.05)	—	(4.82)	(4.82)	45.09	(2.09)	4,134		1.41		1.41		(.17)
8/31/2018	45.39	(.13)	9.93	9.80	—	(3.23)	(3.23)	51.96	22.54	4,953		1.42		1.42		(.28)
8/31/2017	40.69	(.07)	7.30	7.23	—	(2.53)	(2.53)	45.39	18.63	4,745		1.44		1.44		(.17)
Class T:
2/28/2022[5,6]	78.44	.10	(7.91)	(7.81)	(.23)	(6.01)	(6.24)	64.39	(10.74)[7,10]	—	[11]	.36	[8,10]	.36	[8,10]	.28	[8,10]
8/31/2021	63.19	.20	18.10	18.30	(.31)	(2.74)	(3.05)	78.44	29.76 [10]	—	[11]	.38	[10]	.38	[10]	.29	[10]
8/31/2020	49.39	.34	17.24	17.58	(.50)	(3.28)	(3.78)	63.19	37.40 [10]	—	[11]	.40	[10]	.40	[10]	.66	[10]
8/31/2019	56.34	.41	(2.12)	(1.71)	(.42)	(4.82)	(5.24)	49.39	(1.11)[10]	—	[11]	.41	[10]	.41	[10]	.83	[10]
8/31/2018	48.84	.38	10.72	11.10	(.37)	(3.23)	(3.60)	56.34	23.76 [10]	—	[11]	.42	[10]	.42	[10]	.73	[10]
8/31/2017[5,12]	45.38	.18	3.28	3.46	—	—	—	48.84	7.62 [7,10]	—	[11]	.18	[7,10]	.18	[7,10]	.38	[7,10]
Class F-1:
2/28/2022[5,6]	77.79	(.01)	(7.85)	(7.86)	—	(6.01)	(6.01)	63.92	(10.88)[7]	6,532		.66	[8]	.66	[8]	(.02)[8]
8/31/2021	62.70	.01	17.95	17.96	(.13)	(2.74)	(2.87)	77.79	29.40	7,747		.66		.66		.02
8/31/2020	49.02	.20	17.11	17.31	(.35)	(3.28)	(3.63)	62.70	37.05	8,196		.67		.67		.40
8/31/2019	55.92	.27	(2.09)	(1.82)	(.26)	(4.82)	(5.08)	49.02	(1.40)	7,539		.69		.69		.54
8/31/2018	48.47	.24	10.64	10.88	(.20)	(3.23)	(3.43)	55.92	23.43	8,381		.69		.69		.45
8/31/2017	43.20	.26	7.77	8.03	(.23)	(2.53)	(2.76)	48.47	19.50	8,574		.70		.70		.57
Class F-2:
2/28/2022[5,6]	78.29	.09	(7.90)	(7.81)	(.22)	(6.01)	(6.23)	64.25	(10.78)[7]	33,048		.40	[8]	.40	[8]	.24	[8]
8/31/2021	63.07	.19	18.07	18.26	(.30)	(2.74)	(3.04)	78.29	29.76	37,459		.40		.40		.28
8/31/2020	49.30	.34	17.20	17.54	(.49)	(3.28)	(3.77)	63.07	37.38	28,682		.41		.41		.65
8/31/2019	56.25	.40	(2.11)	(1.71)	(.42)	(4.82)	(5.24)	49.30	(1.10)	22,265		.42		.42		.81
8/31/2018	48.76	.39	10.69	11.08	(.36)	(3.23)	(3.59)	56.25	23.76	22,226		.42		.42		.74
8/31/2017	43.45	.38	7.81	8.19	(.35)	(2.53)	(2.88)	48.76	19.83	16,049		.43		.43		.84
Class F-3:
2/28/2022[5,6]	78.57	.13	(7.92)	(7.79)	(.30)	(6.01)	(6.31)	64.47	(10.72)[7]	10,368		.29	[8]	.29	[8]	.34	[8]
8/31/2021	63.28	.26	18.13	18.39	(.36)	(2.74)	(3.10)	78.57	29.88	11,555		.30		.30		.38
8/31/2020	49.45	.39	17.26	17.65	(.54)	(3.28)	(3.82)	63.28	37.53	8,120		.31		.31		.75
8/31/2019	56.41	.46	(2.13)	(1.67)	(.47)	(4.82)	(5.29)	49.45	(1.01)	5,796		.32		.32		.92
8/31/2018	48.90	.44	10.71	11.15	(.41)	(3.23)	(3.64)	56.41	23.86	4,704		.33		.33		.84
8/31/2017[5,13]	44.36	.30	4.24	4.54	—	—	—	48.90	10.24 [7]	2,687		.34	[8]	.34	[8]	1.08	[8]
Class 529-A:
2/28/2022[5,6]	77.37	— [9]	(7.80)	(7.80)	(.04)	(6.01)	(6.05)	63.52	(10.87)[7]	12,666		.63	[8]	.63	[8]	.01	[8]
8/31/2021	62.38	.02	17.87	17.89	(.16)	(2.74)	(2.90)	77.37	29.45	14,481		.64		.64		.03
8/31/2020	48.80	.20	17.01	17.21	(.35)	(3.28)	(3.63)	62.38	37.01	11,695		.68		.68		.38
8/31/2019	55.70	.26	(2.07)	(1.81)	(.27)	(4.82)	(5.09)	48.80	(1.38)	8,569		.70		.70		.54
8/31/2018	48.33	.24	10.59	10.83	(.23)	(3.23)	(3.46)	55.70	23.41	9,114		.70		.70		.46
8/31/2017	43.08	.25	7.75	8.00	(.22)	(2.53)	(2.75)	48.33	19.50	7,233		.71		.71		.57

See end of table for footnotes.

26	The Growth Fund of America

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2022[5,6]	$70.68	$(.25)	$(7.06)	$(7.31)	$—	$(6.01)	$(6.01)	$57.36	(11.21)%[7]	$443		1.40%[8]		1.40%[8]		(.76)%[8]
8/31/2021	57.48	(.44)	16.38	15.94	—	(2.74)	(2.74)	70.68	28.49	561		1.38		1.38		(.71)
8/31/2020	45.23	(.15)	15.68	15.53	—	(3.28)	(3.28)	57.48	35.98	544		1.42		1.42		(.31)
8/31/2019	52.11	(.10)	(1.96)	(2.06)	—	(4.82)	(4.82)	45.23	(2.11)	989		1.45		1.45		(.21)
8/31/2018	45.54	(.16)	9.96	9.80	—	(3.23)	(3.23)	52.11	22.46	1,240		1.46		1.46		(.34)
8/31/2017	40.83	(.09)	7.33	7.24	—	(2.53)	(2.53)	45.54	18.59	1,625		1.48		1.48		(.21)
Class 529-E:
2/28/2022[5,6]	76.33	(.09)	(7.69)	(7.78)	—	(6.01)	(6.01)	62.54	(10.99)[7]	377		.88	[8]	.88	[8]	(.24)[8]
8/31/2021	61.59	(.14)	17.64	17.50	(.02)	(2.74)	(2.76)	76.33	29.14	447		.88		.88		(.21)
8/31/2020	48.22	.08	16.80	16.88	(.23)	(3.28)	(3.51)	61.59	36.70	372		.90		.90		.16
8/31/2019	55.07	.15	(2.04)	(1.89)	(.14)	(4.82)	(4.96)	48.22	(1.60)	305		.93		.93		.30
8/31/2018	47.81	.11	10.48	10.59	(.10)	(3.23)	(3.33)	55.07	23.11	351		.94		.94		.21
8/31/2017	42.65	.14	7.67	7.81	(.12)	(2.53)	(2.65)	47.81	19.20	307		.95		.95		.32
Class 529-T:
2/28/2022[5,6]	78.41	.08	(7.91)	(7.83)	(.19)	(6.01)	(6.20)	64.38	(10.78)[7,10]	—	[11]	.41	[8,10]	.41	[8,10]	.22 [8,10]
8/31/2021	63.17	.16	18.10	18.26	(.28)	(2.74)	(3.02)	78.41	29.71 [10]	—	[11]	.44	[10]	.44	[10]	.24 [10]
8/31/2020	49.38	.32	17.23	17.55	(.48)	(3.28)	(3.76)	63.17	37.33 [10]	—	[11]	.44	[10]	.44	[10]	.62 [10]
8/31/2019	56.32	.39	(2.12)	(1.73)	(.39)	(4.82)	(5.21)	49.38	(1.15)[10]	—	[11]	.45	[10]	.45	[10]	.79 [10]
8/31/2018	48.83	.35	10.72	11.07	(.35)	(3.23)	(3.58)	56.32	23.70 [10]	—	[11]	.47	[10]	.47	[10]	.68 [10]
8/31/2017[5,12]	45.38	.17	3.28	3.45	—	—	—	48.83	7.60 [7,10]	—	[11]	.20	[7,10]	.20	[7,10]	.37 [7,10]
Class 529-F-1:
2/28/2022[5,6]	77.23	.06	(7.78)	(7.72)	(.17)	(6.01)	(6.18)	63.33	(10.81)[7,10]	—	[11]	.47	[8,10]	.47	[8,10]	.16 [8,10]
8/31/2021	62.24	.13	17.88	18.01	(.28)	(2.74)	(3.02)	77.23	29.74 [10]	—	[11]	.42	[10]	.42	[10]	.22 [10]
8/31/2020	48.69	.31	16.99	17.30	(.47)	(3.28)	(3.75)	62.24	37.35	642		.45		.45		.61
8/31/2019	55.65	.38	(2.12)	(1.74)	(.40)	(4.82)	(5.22)	48.69	(1.18)	445		.47		.47		.77
8/31/2018	48.28	.35	10.58	10.93	(.33)	(3.23)	(3.56)	55.65	23.69	384		.47		.47		.68
8/31/2017	43.04	.35	7.74	8.09	(.32)	(2.53)	(2.85)	48.28	19.76	291		.49		.49		.79
Class 529-F-2:
2/28/2022[5,6]	78.40	.09	(7.91)	(7.82)	(.21)	(6.01)	(6.22)	64.36	(10.77)[7]	878		.40	[8]	.40	[8]	.23 [8]
8/31/2021[5,14]	59.21	.15	22.06	22.21	(.28)	(2.74)	(3.02)	78.40	38.38 [7]	932		.43	[8]	.43	[8]	.26 [8]
Class 529-F-3:
2/28/2022[5,6]	78.35	.10	(7.90)	(7.80)	(.25)	(6.01)	(6.26)	64.29	(10.75)[7]	—	[11]	.35	[8]	.35	[8]	.28 [8]
8/31/2021[5,14]	59.21	.19	22.06	22.25	(.37)	(2.74)	(3.11)	78.35	38.45 [7]	—	[11]	.38	[8]	.35	[8]	.32 [8]
Class R-1:
2/28/2022[5,6]	71.80	(.25)	(7.18)	(7.43)	—	(6.01)	(6.01)	58.36	(11.20)[7]	329		1.38	[8]	1.38	[8]	(.75)[8]
8/31/2021	58.35	(.45)	16.64	16.19	—	(2.74)	(2.74)	71.80	28.49	402		1.38		1.38		(.70)
8/31/2020	45.86	(.16)	15.93	15.77	—	(3.28)	(3.28)	58.35	36.01	388		1.40		1.40		(.33)
8/31/2019	52.74	(.09)	(1.97)	(2.06)	—	(4.82)	(4.82)	45.86	(2.08)	359		1.42		1.42		(.19)
8/31/2018	46.04	(.14)	10.07	9.93	—	(3.23)	(3.23)	52.74	22.50	448		1.42		1.42		(.28)
8/31/2017	41.23	(.07)	7.41	7.34	—	(2.53)	(2.53)	46.04	18.65	419		1.43		1.43		(.16)

See end of table for footnotes.

The Growth Fund of America	27

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2022[5,6]	$72.72	$(.26)	$(7.28)	$(7.54)	$—	$(6.01)	$(6.01)	$59.17	(11.22)%[7]	$2,202	1.40%[8]		1.40%[8]		(.76)%[8]
8/31/2021	59.07	(.46)	16.85	16.39	—	(2.74)	(2.74)	72.72	28.49	2,672	1.39		1.39		(.71)
8/31/2020	46.39	(.16)	16.12	15.96	—	(3.28)	(3.28)	59.07	36.01	2,337	1.40		1.40		(.34)
8/31/2019	53.29	(.09)	(1.99)	(2.08)	—	(4.82)	(4.82)	46.39	(2.10)	1,970	1.42		1.42		(.18)
8/31/2018	46.47	(.13)	10.18	10.05	—	(3.23)	(3.23)	53.29	22.55	2,304	1.41		1.41		(.27)
8/31/2017	41.60	(.07)	7.47	7.40	—	(2.53)	(2.53)	46.47	18.63	2,153	1.42		1.42		(.15)
Class R-2E:
2/28/2022[5,6]	76.28	(.17)	(7.67)	(7.84)	—	(6.01)	(6.01)	62.43	(11.07)[7]	229	1.10	[8]	1.10	[8]	(.47)[8]
8/31/2021	61.67	(.28)	17.63	17.35	—	(2.74)	(2.74)	76.28	28.85	291	1.09		1.09		(.42)
8/31/2020	48.30	(.02)	16.83	16.81	(.16)	(3.28)	(3.44)	61.67	36.44	252	1.11		1.11		(.04)
8/31/2019	55.21	.06	(2.05)	(1.99)	(.10)	(4.82)	(4.92)	48.30	(1.81)	203	1.12		1.12		.12
8/31/2018	48.00	.02	10.52	10.54	(.10)	(3.23)	(3.33)	55.21	22.90	185	1.12		1.12		.04
8/31/2017	42.92	.08	7.70	7.78	(.17)	(2.53)	(2.70)	48.00	19.02	108	1.12		1.12		.18
Class R-3:
2/28/2022[5,6]	76.50	(.11)	(7.71)	(7.82)	—	(6.01)	(6.01)	62.67	(11.01)[7]	5,100	.94	[8]	.94	[8]	(.31)[8]
8/31/2021	61.75	(.18)	17.67	17.49	—	(2.74)	(2.74)	76.50	29.05	6,233	.94		.94		(.26)
8/31/2020	48.32	.06	16.84	16.90	(.19)	(3.28)	(3.47)	61.75	36.63	5,794	.95		.95		.12
8/31/2019	55.14	.13	(2.03)	(1.90)	(.10)	(4.82)	(4.92)	48.32	(1.64)	5,356	.97		.97		.26
8/31/2018	47.86	.09	10.49	10.58	(.07)	(3.23)	(3.30)	55.14	23.06	6,728	.97		.97		.17
8/31/2017	42.68	.13	7.68	7.81	(.10)	(2.53)	(2.63)	47.86	19.18	6,518	.98		.98		.30
Class R-4:
2/28/2022[5,6]	77.58	— [9]	(7.84)	(7.84)	(.02)	(6.01)	(6.03)	63.71	(10.88)[7]	6,536	.64	[8]	.64	[8]	(.01)[8]
8/31/2021	62.53	.02	17.92	17.94	(.15)	(2.74)	(2.89)	77.58	29.44	7,878	.64		.64		.03
8/31/2020	48.89	.21	17.06	17.27	(.35)	(3.28)	(3.63)	62.53	37.06	7,403	.65		.65		.42
8/31/2019	55.79	.28	(2.09)	(1.81)	(.27)	(4.82)	(5.09)	48.89	(1.38)	6,860	.67		.67		.56
8/31/2018	48.38	.24	10.63	10.87	(.23)	(3.23)	(3.46)	55.79	23.46	8,391	.67		.67		.47
8/31/2017	43.13	.27	7.76	8.03	(.25)	(2.53)	(2.78)	48.38	19.54	8,123	.68		.68		.59
Class R-5E:
2/28/2022[5,6]	77.70	.07	(7.83)	(7.76)	(.21)	(6.01)	(6.22)	63.72	(10.80)[7]	1,161	.45	[8]	.45	[8]	.19 [8]
8/31/2021	62.61	.16	17.94	18.10	(.27)	(2.74)	(3.01)	77.70	29.69	1,337	.44		.44		.23
8/31/2020	48.97	.31	17.09	17.40	(.48)	(3.28)	(3.76)	62.61	37.36	990	.45		.45		.61
8/31/2019	55.97	.39	(2.14)	(1.75)	(.43)	(4.82)	(5.25)	48.97	(1.17)	732	.46		.46		.80
8/31/2018	48.55	.42	10.59	11.01	(.36)	(3.23)	(3.59)	55.97	23.72	296	.45		.45		.79
8/31/2017	43.34	.38	7.77	8.15	(.41)	(2.53)	(2.94)	48.55	19.78	31	.47		.47		.83
Class R-5:
2/28/2022[5,6]	78.50	.11	(7.92)	(7.81)	(.25)	(6.01)	(6.26)	64.43	(10.75)[7]	1,832	.34	[8]	.34	[8]	.30 [8]
8/31/2021	63.22	.23	18.12	18.35	(.33)	(2.74)	(3.07)	78.50	29.84	2,322	.34		.34		.34
8/31/2020	49.40	.37	17.24	17.61	(.51)	(3.28)	(3.79)	63.22	37.48	2,716	.35		.35		.72
8/31/2019	56.35	.43	(2.13)	(1.70)	(.43)	(4.82)	(5.25)	49.40	(1.08)	2,648	.37		.37		.86
8/31/2018	48.84	.40	10.72	11.12	(.38)	(3.23)	(3.61)	56.35	23.81	3,430	.37		.37		.77
8/31/2017	43.50	.41	7.82	8.23	(.36)	(2.53)	(2.89)	48.84	19.90	3,665	.38		.38		.90
Class R-6:
2/28/2022[5,6]	78.63	.13	(7.93)	(7.80)	(.30)	(6.01)	(6.31)	64.52	(10.72)[7]	42,425	.29	[8]	.29	[8]	.34 [8]
8/31/2021	63.32	.27	18.14	18.41	(.36)	(2.74)	(3.10)	78.63	29.90	46,741	.29		.29		.38
8/31/2020	49.48	.40	17.26	17.66	(.54)	(3.28)	(3.82)	63.32	37.53	38,573	.30		.30		.76
8/31/2019	56.44	.46	(2.13)	(1.67)	(.47)	(4.82)	(5.29)	49.48	(1.01)	32,028	.32		.32		.92
8/31/2018	48.91	.44	10.72	11.16	(.40)	(3.23)	(3.63)	56.44	23.88	31,562	.32		.32		.83
8/31/2017	43.57	.43	7.83	8.26	(.39)	(2.53)	(2.92)	48.91	19.95	22,661	.33		.33		.95

See end of table for footnotes.

28	The Growth Fund of America

Financial highlights (continued)

	Six months ended
	February 28,	Year ended August 31,
	2022[5,6,7]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[15]	15%	24%	28%	36%	28%	25%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class T and 529-T shares began investment operations on April 7, 2017.
[13]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

The Growth Fund of America	29

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2021, through February 28, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	The Growth Fund of America

Expense example (continued)

	Beginning account value 9/1/2021	Ending account value 2/28/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$891.40	$2.81	.60%
Class A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class C – actual return	1,000.00	888.01	6.32	1.35
Class C – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class T – actual return	1,000.00	892.57	1.69	.36
Class T – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class F-1 – actual return	1,000.00	891.17	3.09	.66
Class F-1 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 – actual return	1,000.00	892.24	1.83	.39
Class F-2 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class F-3 – actual return	1,000.00	892.85	1.36	.29
Class F-3 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 529-A – actual return	1,000.00	891.31	2.95	.63
Class 529-A – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 529-C – actual return	1,000.00	887.88	6.55	1.40
Class 529-C – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class 529-E – actual return	1,000.00	890.13	4.12	.88
Class 529-E – assumed 5% return	1,000.00	1,020.43	4.41	.88
Class 529-T – actual return	1,000.00	892.24	1.92	.41
Class 529-T – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 529-F-1 – actual return	1,000.00	891.94	2.20	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 529-F-2 – actual return	1,000.00	892.29	1.88	.40
Class 529-F-2 – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-F-3 – actual return	1,000.00	892.47	1.64	.35
Class 529-F-3 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-1 – actual return	1,000.00	888.01	6.46	1.38
Class R-1 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2 – actual return	1,000.00	887.85	6.55	1.40
Class R-2 – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2E – actual return	1,000.00	889.25	5.15	1.10
Class R-2E – assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class R-3 – actual return	1,000.00	889.85	4.40	.94
Class R-3 – assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 – actual return	1,000.00	891.18	3.00	.64
Class R-4 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5E – actual return	1,000.00	892.02	2.11	.45
Class R-5E – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-5 – actual return	1,000.00	892.48	1.60	.34
Class R-5 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class R-6 – actual return	1,000.00	892.76	1.36	.29
Class R-6 – assumed 5% return	1,000.00	1,023.36	1.45	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Growth Fund of America	31

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

32	The Growth Fund of America

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The Growth Fund of America	33

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34	The Growth Fund of America

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The Growth Fund of America	35

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36	The Growth Fund of America

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Dechert LLP

One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: April 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: April 29, 2022

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: April 29, 2022